UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.7%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$528,675
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,160,740
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,184,260
California Cnty. Tob. Securitization Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,550	1,556,401
California Cnty. Tob. Securitization Corp., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	948,971
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,074,820
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000%	02/01/32	1,000	1,247,510
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Childrens Hosp., Ser. A	5.000%	08/15/43	1,000	1,096,260
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,730,535
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%	10/01/38	20	24,699
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance	6.500%	10/01/38	980	1,159,908
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,085,400
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,309,260
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,157,170
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	571,835
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,135,120
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	5.250%	02/01/38	2,000	2,177,040
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	5.250%	06/01/26	1,100	1,100,407
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,323,400
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,021
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,713,570
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,429,750
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,358,525
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,421,662
California St., Var. Purp., GO	5.250%	11/01/40	750	839,948
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,147,320
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,306,820
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,324,887
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,541,320
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,801,560
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AE	5.000%	12/01/29	2,000	2,286,200
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AF	5.000%	12/01/29	1,500	1,729,995
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	5.250%	06/01/28	750	752,558
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%	12/01/31	1,000	1,117,800

California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%		10/01/30	750	880,515
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	6.375%		11/01/34	750	903,090
California St. Univ. Rev., Ser. A, Systemwide	5.000%		11/01/37	1,250	1,368,138
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	6.000%		07/01/30	1,000	1,034,280
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%		11/01/40	1,000	1,052,620
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%		12/01/34	2,000	2,122,240
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	7.250%		11/15/41	500	577,640
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	4.610	%(b)	09/01/22	2,795	1,918,767
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	2,407,380
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%		01/01/34	1,000	1,153,440
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	5.250%		10/01/27	1,540	1,542,341
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%		09/01/24	2,000	2,108,360
El Dorado Irr. Dist. Partn., Ser. A, AGC, COP (Pre-refunded date 8/01/14)(a)	5.750%		08/01/39	1,000	1,007,590
Fontana Special Tax, Cmnty. Facs. Dist. #22 Sierra Hills	5.000%		09/01/34	500	535,455
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,383,787
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1	4.500%		06/01/27	4,170	3,789,863
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	4.000%		06/01/30	1,235	1,271,741
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	5.000%		06/01/45	1,000	1,014,650
Golden St. Tob. Securitization Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%		06/01/23	3,000	3,157,770
Golden West Sch. Fing. Auth. Rev., Ser. A., CABS, NATL, Rfdg.	3.300	%(b)	02/01/19	2,110	1,810,760
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	5.750%		12/01/34	500	546,965
Guam Intl. Arpt. Auth. Rev., AMT, Ser. C	6.375%		10/01/43	500	557,465
Inland Vly Dev. Agcy., Ser. A, Rfdg.	5.000%		09/01/44	500	534,185
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	3.500	%(b)	08/01/23	2,000	1,455,220
Lincoln Calif. Pub. Fing., Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%		09/02/27	1,000	1,094,030
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.000%		11/15/35	2,350	2,621,213
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.250%		11/15/19	580	661,316
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/30	1,120	1,307,790
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/32	345	403,660
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	5.500%		11/15/37	1,290	1,536,506
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%		05/15/19	3,000	3,642,930
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO	5.000%		08/01/33	3,250	3,655,535
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO	6.000%		08/01/33	2,000	2,388,380
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%		05/15/34	1,000	1,121,840
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,729,900
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%		07/01/39	1,000	1,097,000

Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%		07/01/34	2,500	2,862,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	5.375%		07/01/38	1,530	1,750,840
M-S-R Energy Auth. Calif., Ser. A	6.500%		11/01/39	1,000	1,317,500
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%		08/10/18	2,000	2,275,980
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%		07/01/21	2,240	2,685,200
Orange Cmnty. Facs. Dist. Spl. Tax No. 91-2, Serrano Heights Pub. Impvt., Rfdg.	3.500%		10/01/29	1,595	1,557,725
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%		08/15/29	1,000	1,135,700
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,200	1,222,284
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.820	%(b)	08/01/26	1,375	769,863
Port of Oakland, AMT, Inter. Lien, Ser. A, NATL, Rfdg.	5.000%		11/01/29	3,000	3,252,510
Port of Oakland, AMT, Ser. O, Rfdg.	5.125%		05/01/30	1,000	1,101,000
Port of Oakland, AMT, Sr. Lien., Ser. P, Rfdg.	5.000%		05/01/33	1,750	1,880,025
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	390	307,418
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	325	256,883
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%		07/01/14	100	99,922
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	5.500%		07/01/39	1,000	714,510
Puerto Rico Comnwlth., Pub. Impvt., Ser. C, GO, Rfdg.	6.000%		07/01/39	400	301,852
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	5.250%		07/01/40	1,000	614,530
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	250	198,408
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	750	606,630
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	400	339,004
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	1,100	954,514
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%		08/01/40	750	669,803
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)	6.368%		07/01/22	75	90,418
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg.(a)(c)(d)	12.203	%(e)	07/01/22	1,900	2,681,166
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	1,000	1,109,120
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	550,510
Rocklin Uni. Sch. Dist., Ser. C, GO, CABS, NATL	0.980	%(b)	08/01/16	1,400	1,370,754
Sacramento City Fing. Auth., Ser. B, CABS, NATL	2.770	%(b)	11/01/17	5,695	5,183,589
Sacramento City Fing. Auth., Tax Alloc. Comb. Proj., Ser. B, CABS, NATL	2.470	%(b)	11/01/16	5,700	5,371,281
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	0.688	%(e)	12/01/35	1,000	854,150
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	500	577,915
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	613,605
San Diego Cmnty. College Dist., Election of 2006, GO	5.000%		08/01/41	1,500	1,650,495
San Diego Cnty. Regl. Arpt. Auth., AMT, Sr. Ser. B	5.000%		07/01/43	3,000	3,225,390
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	5.875%		09/01/29	3,000	3,003,480
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex, Ser. A	5.375%		02/01/36	1,000	1,147,330
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%		07/01/19	1,000	1,227,810
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	6.500%		08/01/39	1,000	1,139,160

San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A	5.250%		05/01/33	500	561,235
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. A, Rfdg.	5.000%		05/01/31	1,000	1,100,040
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. C, Rfdg.	5.000%		05/01/25	1,555	1,753,200
San Francisco City & Cnty. Airports Commission, AMT, Second Ser. F, Rfdg.	5.000%		05/01/28	1,000	1,098,530
San Jose Calif., Library & Park Proj., GO	5.000%		09/01/33	2,200	2,380,774
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%		08/01/35	1,000	1,067,710
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, AGM, CABS, GO	1.310	%(b)	09/01/17	1,000	958,500
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%		09/01/25	2,160	2,164,363
San Mateo Cnty. Calif., Jt. Pwrs. Fing. Auth., Ser. A	5.000%		07/15/33	1,000	1,123,730
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, NATL	7.250%		08/01/14	2,000	2,022,000
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%		09/01/36	325	356,870
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	4.330	%(b)	08/01/29	1,250	652,675
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL, CABS	3.730	%(b)	08/01/28	1,055	624,929
South Bayside Wste. Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%		09/01/36	500	556,680
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, AMBAC, ETM, CABS, Rfdg.(a)	1.440	%(b)	07/01/16	8,000	7,764,880
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	799,379
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	4.750%		06/01/23	2,855	2,817,999
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	6.000%		06/01/22	2,000	2,008,640
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,178,740
University Calif. Rev. Gen., Ser. O	5.750%		05/15/34	1,250	1,464,750
University Calif. Rev. Gen., Ser. Q	5.000%		05/15/34	1,000	1,108,100
Ventura Cnty. Cmnty. College, GO, Ser. C	5.500%		08/01/33	2,000	2,315,620
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%		10/01/37	250	277,528

TOTAL INVESTMENTS — 97.7% (cost $183,894,265)(f)					200,571,755
Other assets in excess of liabilities(g) — 2.3%					4,782,918

NET ASSETS — 100.0%					$205,354,673

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
RIBS	Residual Interest Bonds

SAVRS	Select Auction Variable Rate Securities

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(b)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on May 31, 2014.
(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2014.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$182,949,031

Appreciation	19,060,484
Depreciation	(1,437,760)

Net Unrealized Appreciation	$17,622,724

The book basis may differ from tax basis due to certain tax related adjustments.

(g) Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2014	Unrealized Depreciation(1)(2)
	Short Positions:
15	U.S. Long Bond	Jun. 2014	$1,981,739	$2,073,750	$(92,011)
7	U.S. Long Bond	Sept. 2014	962,210	962,281	(71)

					$(92,082)

(1)	Cash of $170,800 has been segregated to cover requirement for open contracts at May 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$200,571,755	$—
Other Financial Instruments*
Futures Contracts	(92,082)	—	—

Total	$(92,082)	$200,571,755	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.